Related party transactions (Details Narrative)		6 Months Ended
	May 18, 2020	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Number of shareholders that control more than 50% of the issued capital | Integer		0
Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of years of extensive experience	15 years
Services received, related party transactions		$ 78,750	$ 62,563
Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions		$ 30,000	$ 33,000